Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2013
Property and Equipment, Net [Abstract]
Components of property and equipment

	March 31,	December 31,
	2013	2012	2011
Vehicles	$551,415	$548,159	$605,247
Computers and Office Equipment	194,543	191,328	91,098
Equipment	409,129	399,645	440,241
Small Tools	-	-	20,504
Total	1,155,087	1,139,132	1,157,090
Less accumulated depreciation	(809,287)	(771,508)	(818,331)

Property and equipment, net	$345,800	$367,624	$338,759